Quarterly Holdings Report
for
Fidelity Advisor® Energy Fund
April 30, 2024
ANR-NPRT3-0624
1.800328.120
Common Stocks - 99.7%
	Shares	Value ($)
Energy Equipment & Services - 15.7%
Oil & Gas Drilling - 3.6%
Noble Corp. PLC	146,100	6,483,918
Odfjell Drilling Ltd.	664,656	3,063,455
Patterson-UTI Energy, Inc.	598,196	6,472,481
Shelf Drilling Ltd. (a)(b)(c)	513,728	866,657
Valaris Ltd. (a)	444,400	28,912,664
		45,799,175
Oil & Gas Equipment & Services - 12.1%
Halliburton Co.	939,400	35,199,318
Liberty Oilfield Services, Inc. Class A	361,400	7,950,800
Oceaneering International, Inc. (a)	382,700	8,767,657
Schlumberger Ltd.	1,375,318	65,300,099
TechnipFMC PLC	1,376,300	35,260,806
Vallourec SA (a)	100,900	1,751,423
		154,230,103
TOTAL ENERGY EQUIPMENT & SERVICES		200,029,278
Independent Power and Renewable Electricity Producers - 0.8%
Independent Power Producers & Energy Traders - 0.8%
Vistra Corp.	134,700	10,215,648
Machinery - 0.9%
Industrial Machinery & Supplies & Components - 0.9%
Chart Industries, Inc. (a)(b)	76,900	11,078,214
Oil, Gas & Consumable Fuels - 82.3%
Integrated Oil & Gas - 42.0%
Cenovus Energy, Inc. (Canada) (b)	3,767,600	77,396,381
Chevron Corp.	383,908	61,912,843
Exxon Mobil Corp.	2,622,261	310,134,808
Imperial Oil Ltd.	215,800	14,837,083
Occidental Petroleum Corp.	780,100	51,595,814
Occidental Petroleum Corp. warrants 8/3/27 (a)	36,987	1,638,524
Suncor Energy, Inc.	430,900	16,442,216
		533,957,669
Oil & Gas Exploration & Production - 25.0%
Antero Resources Corp. (a)	550,200	18,712,302
Canadian Natural Resources Ltd.	801,900	60,766,504
Chord Energy Corp.	41,830	7,403,073
ConocoPhillips Co.	342,150	42,980,883
Devon Energy Corp.	60,700	3,106,626
Diamondback Energy, Inc.	198,800	39,984,644
EOG Resources, Inc.	64,386	8,507,322
Hess Corp.	278,800	43,908,212
National Energy Services Reunited Corp. (a)	2,075,271	20,545,183
Northern Oil & Gas, Inc.	60,030	2,448,624
Ovintiv, Inc.	551,800	28,318,376
Pioneer Natural Resources Co.	75,325	20,286,529
Range Resources Corp.	437,800	15,721,398
SM Energy Co.	96,600	4,684,134
		317,373,810
Oil & Gas Refining & Marketing - 9.6%
Marathon Petroleum Corp.	322,878	58,673,390
Phillips 66 Co.	96,918	13,879,627
Valero Energy Corp.	304,000	48,600,480
		121,153,497
Oil & Gas Storage & Transportation - 5.7%
Cheniere Energy, Inc.	265,300	41,869,646
Energy Transfer LP	1,787,000	28,109,510
Golar LNG Ltd.	114,200	2,800,184
		72,779,340
TOTAL OIL, GAS & CONSUMABLE FUELS		1,045,264,316
TOTAL COMMON STOCKS (Cost $706,487,588)		1,266,587,456

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	5,117,168	5,118,191
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	8,262,044	8,262,870
TOTAL MONEY MARKET FUNDS (Cost $13,381,061)		13,381,061

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $719,868,649)	1,279,968,517
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(9,509,067)
NET ASSETS - 100.0%	1,270,459,450

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $866,657 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	4,273,105	136,690,083	135,845,305	153,196	308	-	5,118,191	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	39,722,849	629,115,225	660,575,204	47,739	-	-	8,262,870	0.0%
Total	43,995,954	765,805,308	796,420,509	200,935	308	-	13,381,061

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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